Commitments and Contingencies - Schedule of Net Minimum Payments Under Noncancelable Operating Leases (Details) (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Minimum Lease Payments
2019		$ 2,027
Remainder of 2019	$ 746
2020	3,915	824
2021	4,896	729
2022	5,036	748
2023	5,017	606
Thereafter	4,759	296
Total future minimum payments	24,369	5,230
Sublease Income
2019		22
Remainder of 2019	15
2020	61	23
2021	62	24
2022	63	24
2023	65	25
Thereafter	66	25
Total future minimum payments	332	143
Net Minimum Lease Payments
2019		2,005
Remainder of 2019	731
2020	3,854	801
2021	4,834	705
2022	4,973	724
2023	4,952	581
Thereafter	4,693	271
Total future minimum payments	$ 24,037	$ 5,087